Estimated Future Amortization Expense Related to Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Finite-Lived Intangible Assets [Line Items]
Year Ending June 30, 2014	$ 645
Year Ending June 30, 2015	454
Year Ending June 30, 2016	382
Year Ending June 30, 2017	281
Year Ending June 30, 2018	242
Thereafter	1,079
Net Carrying Amount	$ 3,083	$ 3,170